Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Value Strategies Portfolio

March 31, 2019

VIPVS-QTLY-0519
1.799889.115

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
COMMUNICATION SERVICES - 3.8%
Media - 3.8%
Discovery Communications, Inc. Class A (a)(b)	108,100	$2,920,862
GCI Liberty, Inc. (a)	90,800	5,049,388
Liberty Global PLC Class C (a)	108,600	2,629,206
Nexstar Broadcasting Group, Inc. Class A	41,200	4,464,844
		15,064,300
CONSUMER DISCRETIONARY - 11.0%
Distributors - 1.0%
LKQ Corp. (a)	140,200	3,978,876
Hotels, Restaurants & Leisure - 3.7%
Eldorado Resorts, Inc. (a)	95,500	4,458,895
The Stars Group, Inc. (a)(b)	179,200	3,137,792
U.S. Foods Holding Corp. (a)	194,300	6,783,013
		14,379,700
Household Durables - 2.0%
D.R. Horton, Inc.	112,900	4,671,802
Mohawk Industries, Inc. (a)	26,902	3,393,687
		8,065,489
Internet & Direct Marketing Retail - 0.6%
Liberty Interactive Corp. QVC Group Series A (a)	141,900	2,267,562
Leisure Products - 0.7%
Mattel, Inc. (a)(b)	221,000	2,873,000
Multiline Retail - 1.5%
Dollar Tree, Inc. (a)	55,100	5,787,704
Specialty Retail - 1.0%
Lowe's Companies, Inc.	35,800	3,919,026
Textiles, Apparel & Luxury Goods - 0.5%
Capri Holdings Ltd. (a)	42,700	1,953,525

TOTAL CONSUMER DISCRETIONARY		43,224,882

CONSUMER STAPLES - 6.5%
Food Products - 3.2%
Conagra Brands, Inc.	216,400	6,002,936
Darling International, Inc. (a)	304,863	6,600,284
		12,603,220
Household Products - 1.1%
Spectrum Brands Holdings, Inc.	79,500	4,355,010
Personal Products - 0.8%
Coty, Inc. Class A	267,700	3,078,550
Tobacco - 1.4%
Altria Group, Inc.	95,100	5,461,593

TOTAL CONSUMER STAPLES		25,498,373

ENERGY - 7.1%
Energy Equipment & Services - 0.7%
Baker Hughes, a GE Co. Class A	110,100	3,051,972
Oil, Gas & Consumable Fuels - 6.4%
Anadarko Petroleum Corp.	85,800	3,902,184
Cheniere Energy, Inc. (a)	84,500	5,776,420
Encana Corp.	289,600	2,097,750
Lundin Petroleum AB	132,700	4,493,128
Noble Energy, Inc.	218,000	5,391,140
Valero Energy Corp.	40,900	3,469,547
		25,130,169

TOTAL ENERGY		28,182,141

FINANCIALS - 16.7%
Banks - 3.6%
U.S. Bancorp	152,616	7,354,565
Wells Fargo & Co.	142,130	6,867,722
		14,222,287
Capital Markets - 6.3%
Ameriprise Financial, Inc.	43,500	5,572,350
Apollo Global Management LLC Class A	196,313	5,545,842
Ares Management Corp.	173,200	4,019,972
Invesco Ltd.	157,500	3,041,325
The Blackstone Group LP	195,200	6,826,144
		25,005,633
Consumer Finance - 4.1%
Capital One Financial Corp.	69,000	5,636,610
OneMain Holdings, Inc.	129,000	4,095,750
SLM Corp.	341,800	3,387,238
Synchrony Financial	90,000	2,871,000
		15,990,598
Insurance - 2.7%
American International Group, Inc.	105,800	4,555,748
Chubb Ltd.	43,500	6,093,480
		10,649,228

TOTAL FINANCIALS		65,867,746

HEALTH CARE - 4.1%
Health Care Providers & Services - 1.7%
Cigna Corp.	21,400	3,441,548
CVS Health Corp.	57,100	3,079,403
		6,520,951
Pharmaceuticals - 2.4%
Allergan PLC	22,800	3,338,148
Jazz Pharmaceuticals PLC (a)	44,100	6,304,095
		9,642,243

TOTAL HEALTH CARE		16,163,194

INDUSTRIALS - 9.7%
Aerospace & Defense - 2.0%
Huntington Ingalls Industries, Inc.	23,900	4,952,080
United Technologies Corp.	23,400	3,016,026
		7,968,106
Airlines - 1.0%
American Airlines Group, Inc.	120,600	3,830,256
Commercial Services & Supplies - 1.3%
The Brink's Co.	65,800	4,961,978
Construction & Engineering - 1.8%
AECOM (a)	171,400	5,085,438
Williams Scotsman Corp. (a)	185,900	2,061,631
		7,147,069
Trading Companies & Distributors - 3.6%
AerCap Holdings NV (a)	100,300	4,667,962
Fortress Transportation & Infrastructure Investors LLC	152,800	2,614,408
HD Supply Holdings, Inc. (a)	114,700	4,972,245
Univar, Inc. (a)	85,600	1,896,896
		14,151,511

TOTAL INDUSTRIALS		38,058,920

INFORMATION TECHNOLOGY - 9.2%
Communications Equipment - 0.7%
CommScope Holding Co., Inc. (a)	124,200	2,698,866
Electronic Equipment & Components - 0.6%
Flextronics International Ltd. (a)	234,900	2,349,000
IT Services - 4.1%
Cognizant Technology Solutions Corp. Class A	45,300	3,281,985
Conduent, Inc. (a)	238,800	3,302,604
DXC Technology Co.	65,600	4,218,736
Leidos Holdings, Inc.	81,400	5,216,926
		16,020,251
Semiconductors & Semiconductor Equipment - 1.9%
Marvell Technology Group Ltd.	211,700	4,210,713
NXP Semiconductors NV	38,200	3,376,498
		7,587,211
Software - 1.9%
Micro Focus International PLC	288,800	7,508,633

TOTAL INFORMATION TECHNOLOGY		36,163,961

MATERIALS - 7.2%
Chemicals - 4.9%
DowDuPont, Inc.	96,018	5,118,720
LyondellBasell Industries NV Class A	49,408	4,154,225
Nutrien Ltd.	101,200	5,337,356
Westlake Chemical Corp.	72,100	4,892,706
		19,503,007
Construction Materials - 0.9%
Eagle Materials, Inc.	42,200	3,557,460
Containers & Packaging - 1.4%
Crown Holdings, Inc. (a)	99,600	5,435,172

TOTAL MATERIALS		28,495,639

REAL ESTATE - 14.0%
Equity Real Estate Investment Trusts (REITs) - 12.8%
American Tower Corp.	61,900	12,198,015
CubeSmart	245,700	7,872,228
Douglas Emmett, Inc.	132,700	5,363,734
Equinix, Inc.	17,400	7,884,984
Equity Lifestyle Properties, Inc.	71,300	8,149,590
National Retail Properties, Inc.	158,900	8,801,471
		50,270,022
Real Estate Management & Development - 1.2%
CBRE Group, Inc. (a)	96,500	4,771,925

TOTAL REAL ESTATE		55,041,947

UTILITIES - 8.2%
Electric Utilities - 2.9%
PPL Corp.	354,100	11,239,134
Multi-Utilities - 5.3%
Ameren Corp.	131,000	9,635,050
Sempra Energy	90,461	11,385,421
		21,020,471

TOTAL UTILITIES		32,259,605

TOTAL COMMON STOCKS
(Cost $353,510,347)		384,020,708

Money Market Funds - 2.9%
Fidelity Cash Central Fund, 2.48% (c)	5,369,266	5,370,339
Fidelity Securities Lending Cash Central Fund 2.48% (c)(d)	5,911,509	5,912,100
TOTAL MONEY MARKET FUNDS
(Cost $11,282,439)		11,282,439
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $364,792,786)		395,303,147
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(1,450,073)
NET ASSETS - 100%		$393,853,074

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$27,526
Fidelity Securities Lending Cash Central Fund	1,579
Total	$29,105

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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